COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
1.
The Company's office space and office equipment are rented under several operating leases. Future minimum lease commitments under non-cancelable operating leases for the years ended December 31, were as follows:

2017	$4,050
2018	3,426
2019	2,974
2020	1,085
2021 and thereafter	83

$11,618